Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenue	$ 3,719,829	$ 3,723,475
Cost of sales and operating expenses (note 11)	(3,009,407)	(3,068,072)
Depreciation and amortization (note 11)	(385,703)	(391,830)
New Zealand gas sale net proceeds (note 25)	102,969	0
Egypt insurance recovery (note 26)	59,065	0
Asset impairment charge (note 5)	(124,788)	0
Operating income	361,965	263,573
Earnings of associate (note 6)	38,335	99,466
Finance costs (note 12)	(132,634)	(117,366)
Finance income and other	12,420	39,938
Income before income taxes	280,086	285,611
Income tax (expense) recovery (note 16):
Current	(74,126)	(49,924)
Deferred	44,285	48,435
Total income tax expense	(29,841)	(1,489)
Net income	250,245	284,122
Attributable to:
Methanex Corporation shareholders	163,986	174,140
Non-controlling interests (note 24)	86,259	109,982
Net income	$ 250,245	$ 284,122
Income per common share for the year attributable to Methanex Corporation shareholders:
Basic net income per common share (note 13) (in usd per share)	$ 2.43	$ 2.57
Diluted net income per common share (note 13) (in usd per share)	$ 2.39	$ 2.57
Weighted average number of common shares outstanding (note 13) (in shares)	67,387,809	67,805,220
Diluted weighted average number of common shares outstanding (note 13) (in shares)	67,560,060	67,811,615